Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Summary of Categories of Financial Instruments
32.1. Categories of financial instruments

December 31, 2022 TCHF	Financial assets at amortised cost	Financial liabilities at amortised cost	Financial liabilities at FVTPL	Total
Other non-current assets	114	—	—	114
Trade receivables	1,321	—	—	1,321
Other current assets and receivables	956	—	—	956
Cash and cash equivalents	19,237	—	—	19,237

Total financial assets	21,628	—	—	21,628

Non-current lease liabilities	—	2,232	—	2,232
Non-current borrowings	—	16	—	16
Current lease liabilities	—	444	—	444
Current borrowings	—	372	—	372
Provisions for milestone payments	—	—	10,867	10,867
Trade payables	—	1,625	—	1,625
Financial liabilities due to related parties	—	1,280	—	1,280
Other current payables and liabilities	—	2,214	—	2,214

Total financial liabilities	—	8,183	10,867	19,050

December 31, 2021 TCHF	Financial assets at amortized cost	Financial liabilities at amortized cost	Financial liabilities at FVTPL	Total
Other non-current assets	76	—	—	76
Trade receivables	1,302	—	—	1,302
Other current assets and receivables	2,094	—	—	2,094
Cash and cash equivalents	44,761	—	—	44,761

Total financial assets	48,233	—	—	48,233

Non-current lease liabilities	—	2,192	—	2,192
Non-current borrowings	—	396	—	396
Current lease liabilities	—	331	—	331
Current borrowings	—	95	—	95
Provisions for milestone payments	—	—	30,831	30,831
Trade payables	—	1,700	—	1,700
Financial liabilities due to related parties	—	1,250	—	1,250
Other current payables and liabilities	—	2,024	—	2,024

Total financial liabilities	—	7,988	30,831	38,819

Summary of Reconciliation of Liabilities Arising From Financing Activities
32.2 Reconciliation of liabilities arising from financing activities

			Non cash-changes
2022 TCHF	Opening balance	Financing cash flows	New leases	Accrued interest	Foreign exchange	Closing balance
Lease liabilities (note 9.2)	2,523	(390)	551	—	(8)	2,676
Borrowings (note 16)	491	(81)	—	1	(23)	388
Due to related parties (note 19)	1,250	—	—	30	—	1,280

Total	4,264	(471)	551	31	(31)	4,344

			Non-cash changes
2021 TCHF	Opening balance	Financing cash flows	Gain on settlement	Business Combinat.	Accrued interest	Foreign exchange	Closing balance
Lease liabilities	—	(185)	—	2,719	—	(11)	2,523
Borrowings (note 16)	—	(5,366)	—	5,886	3	(32)	491
Due to third parties	891	—	(891)	—	—	—	—
Due to related parties (note 19)	—	—	—	—	1,250	—	1,250

Total	891	(5,551)	(891)	8,605	1,253	(43)	4,264